FST Cash Management Shares | Goldman Sachs Financial Square Tax-Exempt New York Fund
Tax-Exempt New York Fund—Summary
Investment Objective
The Tax-Exempt New York Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from New York State and New York City personal income taxes by investing in obligations the interest on which is exempt from these taxes (“New York Obligations”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	FST Cash Management Shares Goldman Sachs Financial Square Tax-Exempt New York Fund FST Cash Management Shares, Tax-Exempt New York Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		FST Cash Management Shares Goldman Sachs Financial Square Tax-Exempt New York Fund FST Cash Management Shares, Tax-Exempt New York Fund
Management Fees		0.35%
Distribution (12b-1) Fees		0.50%
Other Expenses		0.67%
Service and Administration Fees		0.50%
All Other Expenses		0.17%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver	[1][2]	(0.52%)
Total Annual Fund Operating Expenses	[3]	1.00%
[1]	and Expense Limitation
[2]	The Investment Adviser has agreed to reduce or limit "Total Annual Fund Operating Expenses" of the Fund (excluding acquired fund fees and expenses, distribution fees, service and administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) such that "Total Annual Fund Operating Expenses" will not exceed 0.434% of the Fund's average daily net assets. The Fund's "Total Annual Fund Operating Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. has agreed to limit the amount of annual distribution fees payable by the Fund to 0.07% of the Fund's average daily net assets attributable to FST Cash Management Shares. These arrangements will remain in place through at least December 29, 2013, and prior to such date the Investment Adviser or Goldman, Sachs & Co. (as applicable) may not terminate the arrangement without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares Goldman Sachs Financial Square Tax-Exempt New York Fund FST Cash Management Shares, Tax-Exempt New York Fund	102	429	780	1,768

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Principal Risks of the Fund
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
  Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same, geographic region state or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
  Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
  Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
  Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
  New York Risk. The Fund intends to invest primarily in New York Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of New York Obligations may experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.
  Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
  Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
  Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 1-800-621-2550.
TOTAL RETURN CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2012 was 0.00%. Best Quarter Q2 ’07 0.69% Worst Quarter Q3 ’11 0.00%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
FST Cash Management Shares Goldman Sachs Financial Square Tax-Exempt New York Fund FST Cash Management Shares, Tax-Exempt New York Fund	0.01%	0.77%	0.90%	1.28%	May 01, 1998